BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
2021 Business Combinations
BUSINESS COMBINATIONS
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

	2021	Amortization Period
Property and equipment	92,075	3-5 years
Intangible assets
Trademark	36,896,000	10 years
Goodwill	20,588,461
Noncontrolling interest	(34,576,536)
Total	23,000,000